LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Operating Lease Expense
	Year ended December 31,
	2022	2021	2020

Operating lease expenses *)	$2,054	$2,167	$2,139
Short-term lease expenses	355	224	222
Total lease expenses	$2,409	$2,391	$2,361

Schedule of Future Lease Payments Under Operating Leases
Future lease payments under operating leases as of December 31, 2022 were as follows:

2023	$1,934
2024	1,633
2025	341
2026	36
2027	4
Total future lease payments	3,948
Less imputed interest	117
Total lease liability balance	$3,831